Asbestos - Central Estimates, Net of Insurance Recoveries (Details) - Mar. 31, 2024 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 949.0	$ 1,457.8
Discounted (but inflated) - Low	758.8	1,165.6
Discounted (but inflated) - High	1,416.1	2,175.4
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	1,254.7	1,927.4
Undiscounted (but inflated) - Low	987.4	1,516.8
Undiscounted (but inflated) - High	1,960.5	3,011.7
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 907.6	$ 1,394.3